Loans (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Balance at beginning of year	$ 634	$ 720
Accretion of income	(90)	(86)
Balance at end of year	$ 544	$ 634